Convertible redeemable non-controlling interests (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares
Amount
Balance at the beginning of the year	¥ 17,133
Balance at the end of the year	¥ 1,212	$ 190	¥ 17,133
JD Logistics | Series A Preferred Shares
Preferred shares
Percentage of Preference Shareholders holding			50.00%
Number of shares
Balance at the beginning of the year | shares	1,026,867,347	1,026,867,347	1,004,000,000
Issuance | shares			22,867,347
Conversion of convertible redeemable preferred shares to ordinary shares | shares	(1,026,867,347)	(1,026,867,347)
Balance at the end of the year | shares			1,026,867,347
Amount
Balance at the beginning of the year	¥ 16,407		¥ 15,964
Issuance			443
Net loss attributable to mezzanine equity classified as non-controlling interests shareholders	(4)
Conversion of convertible redeemable preferred shares to ordinary shares	¥ (16,403)
Balance at the end of the year			¥ 16,407